Consolidated Statements of Cash Flows (Hong Kong Wetouch Electronics Technology Limited) - Hong Kong Wetouch Electronics Technology Limited [Member] - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net income	$ 13,716,613	$ 11,801,687
Adjustments to reconcile net income to cash provided by operating activities
Bad debts expenses		21,583
Depreciation and amortization	1,037,941	1,046,608
Changes in operating assets and liabilities:
Accounts receivable	(2,334,513)	(1,410,957)
Amounts due from related parties	34,603	(212,438)
Inventories	10,581	(118,641)
Prepaid expenses and other current assets	78,393	(35,043)
Accounts payable	(2,036,549)	(1,728,040)
Amounts due to related parties	94,714	362,609
Income tax payable	51,838	503,802
Accrued expenses and other current liabilities	(258,357)	(1,067,435)
Deferred grants	(231,611)	(242,093)
Net cash provided by operating activities	10,163,653	8,921,642
Cash flows from investing activities
Purchase of property and equipment	(5,006)	(5,679)
Net cash used in investing activities	(5,006)	(5,679)
Cash flows from financing activities
Proceeds from bank borrowings		302,616
Repayment of bank borrowings		(7,999,418)
Proceedings(Repayment) of interest-free advances from related parties	(13,529,422)	226,962
Net cash used in financing activities	(13,529,422)	(7,469,840)
Effect of changes of foreign exchange rates on cash	(642,208)	(1,120,494)
Net increase (decrease) in cash	(4,012,983)	325,629
Cash, beginning	18,292,780	17,967,151
Cash, end	14,279,797	18,292,780
Supplemental disclosure of cash flow information
Cash paid for interest expense		688,750
Cash paid for income tax	$ 4,176,694	$ 1,569,117